Employee Benefits Expense - Schedule of Employee Benefits Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Schedule of Employee Benefits Expense [Abstract]
Salaries and bonus	$ 2,997	$ 12,145	$ 4,991	$ 9,735
Pension scheme contributions (defined contribution schemes) and others	77	748	66	133
Employee benefits expense	$ 3,074	$ 12,893	$ 5,057	$ 9,868